Segmental information (Tables)	6 Months Ended
Dec. 31, 2019
Disclosure of operating segments [abstract]
Schedule of segmental information

Six months ended	North America	Europe and Turkey	Africa	Latin America and Caribbean	Asia Pacific	ISC	Eliminate inter- segment sales	Total operating segments	Corporate and other	Total
31 December 2019	£ million	£ million	£ million	£ million	£ million	£ million	£ million	£ million	£ million	£ million
Sales	2,830	2,971	1,212	893	2,898	811	(811)	10,804	27	10,831
Net sales
At budgeted exchange rates(i)	2,395	1,617	825	679	1,455	874	(811)	7,034	27	7,061
Acquisitions and disposals	25	5	17	—	1	—	—	48	—	48
ISC allocation	8	37	3	8	7	(63)	—	—	—	—
Retranslation to actual exchange rates	74	7	3	(7)	14	—	—	91	—	91
Net sales	2,502	1,666	848	680	1,477	811	(811)	7,173	27	7,200
Operating profit/(loss)
At budgeted exchange rates(i)	1,098	573	164	250	424	73	—	2,582	(84)	2,498
Acquisitions and disposals	1	(2)	—	—	—	—	—	(1)	—	(1)
ISC allocation	11	37	3	12	10	(73)	—	—	—	—
Fair value remeasurement of contingent consideration	(4)	—	—	—	—	—	—	(4)	—	(4)
Fair value remeasurement of biological assets	—	—	—	4	—	—	—	4	—	4
Retranslation to actual exchange rates	14	7	(8)	(9)	(2)	—	—	2	2	4
Operating profit/(loss) before exceptional items	1,120	615	159	257	432	—	—	2,583	(82)	2,501
Exceptional items	—	—	—	—	(59)	—	—	(59)	—	(59)
Operating profit/(loss)	1,120	615	159	257	373	—	—	2,524	(82)	2,442
Non-operating items										—
Net finance charges										(154)
Share of after tax results of associates and joint ventures										176
Profit before taxation										2,464

Six months ended	North America	Europe and Turkey	Africa	Latin America and Caribbean	Asia Pacific	ISC	Eliminate inter- segment sales	Total operating segments	Corporate and other	Total
31 December 2018	£ million	£ million	£ million	£ million	£ million	£ million	£ million	£ million	£ million	£ million
Sales	2,667	2,879	1,160	864	2,765	923	(923)	10,335	28	10,363
Net sales
At budgeted exchange rates(i)	2,108	1,629	784	648	1,379	980	(920)	6,608	29	6,637
Acquisitions and disposals	68	1	1	—	1	—	—	71	—	71
ISC allocation	7	35	3	8	7	(60)	—	—	—	—
Retranslation to actual exchange rates	173	(32)	33	16	11	3	(3)	201	(1)	200
Net sales	2,356	1,633	821	672	1,398	923	(923)	6,880	28	6,908
Operating profit/(loss)
At budgeted exchange rates(i)	953	581	143	221	385	88	—	2,371	(77)	2,294
Acquisitions and disposals	40	1	1	—	—	—	—	42	—	42
ISC allocation	10	46	4	19	9	(88)	—	—	—	—
Retranslation to actual exchange rates	98	(14)	5	14	15	—	—	118	(3)	115
Operating profit/(loss) before exceptional items	1,101	614	153	254	409	—	—	2,531	(80)	2,451
Exceptional items	—	—	—	—	—	—	—	—	(21)	(21)
Operating profit/(loss)	1,101	614	153	254	409	—	—	2,531	(101)	2,430
Non-operating items										146
Net finance charges										(128)
Share of after tax results of associates and joint ventures										179
Profit before taxation										2,627

(i) These items represent the IFRS 8 performance measures for the geographical and ISC segments.

(1) The net sales figures for ISC reported to the Executive Committee primarily comprise inter-segmental sales and these are eliminated in a separate column in the above segmental analysis. Apart from sales by the ISC segment to the other operating segments, inter-segmental sales are not material.

(2) The group’s net finance charges are managed centrally and are not attributable to individual operating segments.

(3) Approximately 40% of annual net sales occur in the last four months of each calendar year.